TAXATION - Income /(loss) before income taxes from continuing operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income /(loss) before income taxes from continuing operations is attributable to the following geographic locations
United States	¥ (50,387)		¥ (42,930)	¥ (43,746)
Foreign	(13,429)		(2,915)	32,428
LOSS BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	¥ (63,816)	$ (9,252)	¥ (45,845)	¥ (11,318)